Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
May 31, 2022
TBDK6-NPRT3-0722
1.9884012.105
Nonconvertible Bonds - 26.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	339,000	286,537
3.8% 12/1/57	4,105,000	3,385,383
4.3% 2/15/30	559,000	563,615
5.15% 11/15/46	1,000,000	1,029,935
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,046,900
2.55% 3/21/31	1,065,000	942,747
3% 3/22/27	263,000	254,977
4.862% 8/21/46	1,250,000	1,305,011
5.012% 4/15/49	16,000	17,086
		8,832,191
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	2,033,180
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,526,000	1,434,116
4.908% 7/23/25	945,000	964,920
5.25% 4/1/53	2,499,000	2,275,805
5.375% 5/1/47	2,000,000	1,835,463
5.5% 4/1/63	2,499,000	2,229,802
5.75% 4/1/48	861,000	835,304
Comcast Corp. 6.45% 3/15/37	365,000	447,940
Discovery Communications LLC:
3.625% 5/15/30	708,000	654,215
4.65% 5/15/50	1,913,000	1,610,252
Fox Corp.:
4.03% 1/25/24	216,000	219,145
4.709% 1/25/29	312,000	315,755
5.476% 1/25/39	308,000	314,853
Magallanes, Inc.:
3.428% 3/15/24 (b)	909,000	903,446
3.638% 3/15/25 (b)	498,000	491,697
3.755% 3/15/27 (b)	973,000	944,394
4.054% 3/15/29 (b)	337,000	322,857
4.279% 3/15/32 (b)	836,000	781,364
5.05% 3/15/42 (b)	738,000	667,057
5.141% 3/15/52 (b)	1,091,000	976,164
Time Warner Cable LLC:
6.75% 6/15/39	545,000	580,728
7.3% 7/1/38	2,420,000	2,680,900
		21,486,177
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,409,040
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,051,000	1,021,948
3.8% 3/15/32 (b)	917,000	869,761
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,234,080
3.875% 4/15/30	2,100,000	2,019,466
4.375% 4/15/40	269,000	252,688
4.5% 4/15/50	528,000	491,101
		7,298,084
TOTAL COMMUNICATION SERVICES		39,649,632
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	1,017,000	1,018,241
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	349,441
3.6% 7/1/30	419,000	405,180
		754,621
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	890,000	885,682
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	156,000	152,236
AutoZone, Inc.:
3.625% 4/15/25	239,000	239,183
4% 4/15/30	1,110,000	1,079,027
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	146,169
3.75% 4/1/32	459,000	437,678
4.25% 4/1/52	1,870,000	1,701,272
4.45% 4/1/62	2,116,000	1,912,653
4.5% 4/15/30	798,000	809,054
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	240,908
		6,718,180
TOTAL CONSUMER DISCRETIONARY		9,376,724
CONSUMER STAPLES - 2.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,159,006
4.9% 2/1/46	4,500,000	4,487,374
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	867,048
4.35% 6/1/40	720,000	679,838
4.5% 6/1/50	1,000,000	951,170
4.75% 4/15/58	613,000	584,007
5.45% 1/23/39	800,000	853,789
5.55% 1/23/49	1,824,000	1,976,718
5.8% 1/23/59 (Reg. S)	1,933,000	2,175,757
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,846,612
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,286,325
3.45% 3/25/30	713,000	706,566
		19,574,210
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	516,502
6.6% 4/1/50	710,000	866,540
		1,383,042
Food Products - 0.3%
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)	1,945,000	1,740,056
3.625% 1/15/32 (b)	353,000	299,023
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	260,000	268,370
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	1,955,000	1,605,544
5.5% 1/15/30 (b)	342,000	331,740
6.5% 4/15/29 (b)	2,005,000	2,030,063
		6,274,796
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,120,908
4.25% 8/9/42	932,000	748,432
4.5% 5/2/43	632,000	516,757
4.8% 2/14/29	173,000	172,832
5.375% 1/31/44	1,137,000	1,075,288
5.95% 2/14/49	600,000	577,053
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,243,390
4.906% 4/2/30	1,500,000	1,452,415
5.282% 4/2/50	1,500,000	1,301,302
Imperial Tobacco Finance PLC 4.25% 7/21/25 (b)	1,564,000	1,552,388
Reynolds American, Inc. 7.25% 6/15/37	75,000	81,355
		9,842,120
TOTAL CONSUMER STAPLES		37,074,168
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,122,482
3.85% 6/1/27	2,700,000	2,660,283
3.9% 2/1/25	525,000	526,817
5.85% 2/1/35	525,000	548,358
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	168,354
4.25% 4/15/27	1,203,000	1,206,276
5.4% 6/15/47	244,000	248,755
6.75% 11/15/39	450,000	506,830
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,636
5.8% 6/1/45	10,000	10,722
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	519,562
5.85% 5/21/43 (b)(c)	2,820,000	2,474,550
Enbridge, Inc. 4.25% 12/1/26	525,000	530,281
Energy Transfer LP:
3.75% 5/15/30	481,000	447,272
4.2% 9/15/23	145,000	146,756
4.25% 3/15/23	195,000	196,123
4.5% 4/15/24	215,000	217,959
4.95% 6/15/28	494,000	500,975
5% 5/15/50	1,389,000	1,250,156
5.25% 4/15/29	350,000	358,164
5.4% 10/1/47	923,000	849,600
5.8% 6/15/38	275,000	271,160
6% 6/15/48	1,179,000	1,165,643
6.25% 4/15/49	241,000	245,898
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,100,140
Hess Corp.:
4.3% 4/1/27	1,146,000	1,143,475
5.6% 2/15/41	288,000	293,369
5.8% 4/1/47	874,000	919,804
7.125% 3/15/33	201,000	232,266
7.3% 8/15/31	231,000	267,959
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	363,024
6.55% 9/15/40	1,365,000	1,485,471
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	417,795
MPLX LP:
4.5% 7/15/23	274,000	277,250
4.8% 2/15/29	175,000	177,428
4.875% 12/1/24	272,000	278,302
5.5% 2/15/49	525,000	523,433
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	865,536
6.2% 3/15/40	700,000	738,500
6.45% 9/15/36	600,000	671,202
6.6% 3/15/46	807,000	911,910
7.5% 5/1/31	927,000	1,111,478
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,820,267
6.625% 8/15/37	350,000	384,312
7.375% 11/1/31	435,000	498,399
8.125% 9/15/30	1,083,000	1,271,620
Petroleos Mexicanos:
5.95% 1/28/31	3,510,000	2,917,161
6.35% 2/12/48	3,548,000	2,458,232
6.49% 1/23/27	570,000	544,464
6.5% 3/13/27	20,000	19,079
6.75% 9/21/47	5,720,000	4,099,524
6.84% 1/23/30	6,742,000	6,034,090
6.95% 1/28/60	989,000	709,608
7.69% 1/23/50	2,090,000	1,619,750
Phillips 66 Co.:
3.7% 4/6/23	97,000	97,514
3.85% 4/9/25	125,000	126,353
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,409,737
3.6% 11/1/24	266,000	264,680
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,616,477
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,605,754
3.7% 1/15/23	2,000,000	2,009,164
4.3% 3/4/24	2,000,000	2,029,716
4.55% 6/24/24	70,000	71,155
5.75% 6/24/44	35,000	36,424
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	191,594
Valero Energy Corp. 2.85% 4/15/25	48,000	47,029
Western Gas Partners LP:
3.95% 6/1/25	174,000	170,520
4.5% 3/1/28	200,000	196,500
4.65% 7/1/26	138,000	137,655
4.75% 8/15/28	168,000	166,360
		69,530,092
FINANCIALS - 12.1%
Banks - 4.9%
Bank of America Corp.:
2.299% 7/21/32 (c)	1,880,000	1,580,246
3.5% 4/19/26	2,630,000	2,610,281
3.705% 4/24/28 (c)	528,000	516,014
4.376% 4/27/28 (c)	10,000,000	10,075,030
4.45% 3/3/26	245,000	247,958
Barclays PLC:
2.852% 5/7/26 (c)	1,652,000	1,588,736
4.375% 1/12/26	900,000	902,815
5.088% 6/20/30 (c)	1,421,000	1,399,365
5.2% 5/12/26	1,318,000	1,339,507
BNP Paribas SA 2.219% 6/9/26 (b)(c)	1,520,000	1,428,452
Citigroup, Inc.:
3.352% 4/24/25 (c)	953,000	946,597
4.3% 11/20/26	6,314,000	6,336,577
4.4% 6/10/25	2,266,000	2,290,586
4.412% 3/31/31 (c)	2,221,000	2,194,459
4.45% 9/29/27	4,372,000	4,383,590
5.5% 9/13/25	566,000	592,094
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	517,000	469,618
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)	270,000	271,262
6.125% 3/9/28	210,000	224,655
HSBC Holdings PLC 4.95% 3/31/30	298,000	301,383
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)	242,000	198,218
5.017% 6/26/24 (b)	200,000	198,888
5.71% 1/15/26 (b)	3,773,000	3,800,515
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	880,000	785,288
3.797% 7/23/24 (c)	35,000	35,200
3.882% 7/24/38 (c)	1,000,000	936,925
4.323% 4/26/28 (c)	5,000,000	5,044,550
4.452% 12/5/29 (c)	5,500,000	5,537,866
4.493% 3/24/31 (c)	3,000,000	3,029,247
NatWest Group PLC:
3.073% 5/22/28 (c)	951,000	886,153
5.125% 5/28/24	1,000,000	1,015,497
6% 12/19/23	1,237,000	1,276,709
6.1% 6/10/23	3,800,000	3,881,093
6.125% 12/15/22	6,545,000	6,648,351
NatWest Markets PLC 2.375% 5/21/23 (b)	1,767,000	1,751,372
Rabobank Nederland 4.375% 8/4/25	500,000	502,427
Societe Generale:
1.038% 6/18/25 (b)(c)	3,800,000	3,569,671
1.488% 12/14/26 (b)(c)	1,953,000	1,745,230
Wells Fargo & Co.:
2.406% 10/30/25 (c)	927,000	898,706
3.526% 3/24/28 (c)	2,047,000	1,990,085
4.478% 4/4/31 (c)	3,026,000	3,055,276
5.013% 4/4/51 (c)	2,880,000	3,014,957
Westpac Banking Corp. 4.11% 7/24/34 (c)	744,000	697,512
		90,198,961
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	395,932
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,489,353
4.2% 6/10/24	1,716,000	1,722,430
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	2,086,000	1,995,479
3.75% 3/26/25	1,200,000	1,188,821
3.8% 6/9/23	1,250,000	1,255,270
3.869% 1/12/29 (b)(c)	1,570,000	1,471,453
4.194% 4/1/31 (b)(c)	2,010,000	1,862,059
4.207% 6/12/24 (b)(c)	500,000	501,230
4.55% 4/17/26	388,000	387,563
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,775,107
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,089,959
5.882% 7/8/31 (c)	5,000,000	4,842,025
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	1,922,000	1,614,666
3.2% 2/23/23	3,000,000	3,013,325
3.691% 6/5/28 (c)	4,660,000	4,536,793
3.75% 5/22/25	525,000	527,841
3.8% 3/15/30	3,630,000	3,465,253
3.814% 4/23/29 (c)	1,025,000	996,937
4.017% 10/31/38 (c)	1,000,000	940,061
4.223% 5/1/29 (c)	2,500,000	2,482,905
6.75% 10/1/37	278,000	325,035
Moody's Corp.:
3.25% 1/15/28	10,000	9,643
3.75% 3/24/25	1,044,000	1,052,428
4.875% 2/15/24	9,000	9,244
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,547,284
3.622% 4/1/31 (c)	2,099,000	1,999,318
3.737% 4/24/24 (c)	2,500,000	2,510,765
4.431% 1/23/30 (c)	2,242,000	2,254,638
5% 11/24/25	5,722,000	5,920,791
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,190,000	1,061,087
2.859% 8/15/23 (b)(c)	1,000,000	999,960
4.125% 9/24/25 (b)	500,000	502,970
		59,747,625
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,229,272
2.45% 10/29/26	868,000	776,150
2.875% 8/14/24	1,196,000	1,157,722
3% 10/29/28	909,000	797,582
3.3% 1/30/32	972,000	820,174
4.125% 7/3/23	512,000	511,589
4.45% 4/3/26	561,000	548,883
4.875% 1/16/24	843,000	849,023
6.5% 7/15/25	731,000	763,018
Ally Financial, Inc.:
1.45% 10/2/23	462,000	451,573
3.05% 6/5/23	1,940,000	1,941,030
5.125% 9/30/24	465,000	479,648
5.75% 11/20/25	1,560,000	1,606,089
5.8% 5/1/25	1,072,000	1,120,743
8% 11/1/31	549,000	644,771
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,522,339
2.636% 3/3/26 (c)	1,062,000	1,023,736
3.273% 3/1/30 (c)	1,358,000	1,235,145
3.65% 5/11/27	2,746,000	2,673,565
3.8% 1/31/28	877,000	849,198
4.927% 5/10/28 (c)	2,786,000	2,830,897
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,382,513
4.1% 2/9/27	284,000	281,474
4.5% 1/30/26	803,000	809,028
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	1,982,540
4.063% 11/1/24	4,206,000	4,121,705
5.584% 3/18/24	1,113,000	1,126,218
Synchrony Financial:
2.85% 7/25/22	302,000	302,102
3.95% 12/1/27	3,042,000	2,901,108
4.375% 3/19/24	1,056,000	1,064,427
5.15% 3/19/29	1,958,000	1,933,819
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,623,165
		45,360,246
Diversified Financial Services - 0.8%
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	3,937,000	3,837,768
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,096,243
4.05% 7/1/30	1,055,000	991,418
4.125% 5/15/29	1,000,000	961,640
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	72,584
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,222,176
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	1,021,739
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	1,010,955
		15,214,523
Insurance - 0.7%
AIA Group Ltd. 3.375% 4/7/30 (b)	1,502,000	1,433,554
American International Group, Inc. 2.5% 6/30/25	2,900,000	2,799,208
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,287,000	2,035,300
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	688,153
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	964,625
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	1,019,339
SunAmerica, Inc.:
3.5% 4/4/25 (b)	445,000	440,826
3.65% 4/5/27 (b)	635,000	618,380
3.85% 4/5/29 (b)	623,000	597,857
3.9% 4/5/32 (b)	741,000	704,067
4.35% 4/5/42 (b)	169,000	153,440
4.4% 4/5/52 (b)	498,000	445,669
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	400,000	392,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	80,898
Unum Group:
3.875% 11/5/25	50,000	49,766
4% 6/15/29	852,000	824,862
		13,247,944
TOTAL FINANCIALS		223,769,299
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.7%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,499,577
2.625% 8/1/31	800,000	683,956
3.375% 2/15/30	815,000	747,763
4.25% 12/15/27	880,000	875,600
4.625% 12/15/29	1,370,000	1,350,190
Cigna Corp.:
3.05% 10/15/27	500,000	478,827
4.375% 10/15/28	884,000	897,566
4.8% 8/15/38	550,000	556,719
CVS Health Corp.:
3% 8/15/26	125,000	122,021
3.625% 4/1/27	375,000	373,441
4.78% 3/25/38	2,092,000	2,081,542
Humana, Inc. 3.7% 3/23/29	585,000	571,573
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,624,626
Toledo Hospital 5.325% 11/15/28	319,000	317,408
		12,180,809
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,237,172
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	459,000	468,180
6.4% 8/28/28 (c)	194,000	199,393
Mylan NV 4.55% 4/15/28	450,000	441,355
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,338,509
Viatris, Inc.:
1.125% 6/22/22	614,000	613,852
1.65% 6/22/25	197,000	181,640
2.7% 6/22/30	1,003,000	838,692
3.85% 6/22/40	437,000	339,933
		7,658,726
TOTAL HEALTH CARE		19,839,535
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,037,766
The Boeing Co.:
5.04% 5/1/27	723,000	726,421
5.15% 5/1/30	723,000	718,799
5.705% 5/1/40	720,000	709,430
5.805% 5/1/50	700,000	688,771
5.93% 5/1/60	720,000	703,651
		4,584,838
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	259,000	257,065
3.375% 7/1/25	1,294,000	1,254,037
3.875% 7/3/23	877,000	879,670
4.25% 2/1/24	977,000	980,852
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,010,238
		5,381,862
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	371,469
4.25% 4/15/26 (b)	290,000	277,463
4.375% 5/1/26 (b)	880,000	846,971
5.25% 5/15/24 (b)	730,000	732,741
		2,228,644
TOTAL INDUSTRIALS		12,195,344
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	214,000	218,226
5.85% 7/15/25	263,000	276,405
6.02% 6/15/26	258,000	272,432
6.1% 7/15/27	483,000	515,432
6.2% 7/15/30	418,000	448,235
		1,730,730
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	305,161
2.45% 2/15/31 (b)	3,421,000	2,835,558
2.6% 2/15/33 (b)	3,032,000	2,435,614
3.5% 2/15/41 (b)	2,410,000	1,906,865
3.75% 2/15/51 (b)	1,131,000	883,220
		8,366,418
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,129,958
2.3% 3/25/28	1,961,000	1,731,426
2.8% 4/1/27	1,423,000	1,320,442
2.875% 3/25/31	2,460,000	2,093,260
		6,275,086
TOTAL INFORMATION TECHNOLOGY		16,372,234
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)	1,206,000	1,256,673
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	886,009
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	126,514
3.625% 4/15/32	681,000	621,267
Boston Properties, Inc.:
3.25% 1/30/31	792,000	709,286
4.5% 12/1/28	605,000	608,477
Corporate Office Properties LP:
2.25% 3/15/26	348,000	320,820
2.75% 4/15/31	235,000	197,540
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	232,613
3.5% 8/1/26	270,000	264,679
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	110,374
3.5% 7/15/29	129,000	123,300
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,467,027
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,026,000	979,075
Kite Realty Group Trust 4.75% 9/15/30	79,000	77,173
LXP Industrial Trust (REIT) 2.7% 9/15/30	387,000	327,349
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,242,000	985,763
3.375% 2/1/31	701,000	585,527
3.625% 10/1/29	1,155,000	1,015,894
4.375% 8/1/23	343,000	344,238
4.75% 1/15/28	3,349,000	3,241,085
4.95% 4/1/24	2,400,000	2,431,039
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	239,373
Realty Income Corp.:
2.2% 6/15/28	172,000	154,661
2.85% 12/15/32	211,000	188,330
3.25% 1/15/31	213,000	199,540
3.4% 1/15/28	320,000	309,388
Simon Property Group LP 2.45% 9/13/29	333,000	293,235
Store Capital Corp.:
2.75% 11/18/30	424,000	360,546
4.625% 3/15/29	315,000	313,204
Sun Communities Operating LP:
2.3% 11/1/28	341,000	298,807
2.7% 7/15/31	880,000	743,900
Ventas Realty LP:
3% 1/15/30	1,531,000	1,381,260
3.5% 2/1/25	1,265,000	1,254,576
4% 3/1/28	218,000	214,403
4.75% 11/15/30	2,100,000	2,131,020
VICI Properties LP:
4.375% 5/15/25	176,000	174,990
4.75% 2/15/28	1,390,000	1,375,058
4.95% 2/15/30	1,909,000	1,876,471
5.125% 5/15/32	190,000	188,400
Vornado Realty LP 2.15% 6/1/26	374,000	341,160
WP Carey, Inc.:
3.85% 7/15/29	246,000	235,472
4% 2/1/25	489,000	491,645
4.6% 4/1/24	1,250,000	1,272,458
		29,692,946
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	561,739
3.95% 11/15/27	421,000	407,118
4.1% 10/1/24	995,000	1,003,280
4.55% 10/1/29	260,000	256,167
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	900,347
Tanger Properties LP:
2.75% 9/1/31	897,000	729,330
3.125% 9/1/26	2,775,000	2,629,248
		6,487,229
TOTAL REAL ESTATE		36,180,175
UTILITIES - 1.2%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,350,974
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,975,319
3.743% 5/1/26	1,337,000	1,306,690
Duke Energy Corp. 2.45% 6/1/30	565,000	490,173
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	233,087
2.775% 1/7/32 (b)	935,000	786,874
Edison International 5.75% 6/15/27	2,985,000	3,097,815
Entergy Corp. 2.8% 6/15/30	580,000	511,441
Exelon Corp.:
2.75% 3/15/27 (b)	320,000	303,828
3.35% 3/15/32 (b)	389,000	356,571
4.05% 4/15/30	365,000	357,604
4.1% 3/15/52 (b)	288,000	256,708
FirstEnergy Corp. 7.375% 11/15/31	1,805,000	2,131,651
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	171,920
		13,330,655
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (b)	1,747,000	1,700,145
3.95% 7/15/30 (b)	1,523,000	1,412,887
		3,113,032
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,613,528
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	157,653
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,544,549
Puget Energy, Inc.:
4.1% 6/15/30	683,000	651,354
4.224% 3/15/32	1,329,000	1,268,132
		6,235,216
TOTAL UTILITIES		22,678,903
TOTAL NONCONVERTIBLE BONDS (Cost $511,484,730)		487,922,779

U.S. Treasury Obligations - 32.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	6,264,203
1.75% 8/15/41	11,769,000	9,149,478
1.875% 11/15/51	38,201,000	29,104,387
2% 11/15/41	11,460,200	9,306,041
2% 8/15/51	80,358,000	63,052,779
2.25% 2/15/52 (d)	24,090,000	20,149,027
2.375% 2/15/42	180,700	156,561
2.875% 5/15/52	913,600	879,055
3% 2/15/47	24,645,000	23,402,160
3.25% 5/15/42	903,600	900,635
U.S. Treasury Notes:
0.75% 3/31/26	33,344,000	30,858,830
0.75% 8/31/26	15,360,000	14,088,000
0.875% 9/30/26	50,421,700	46,415,539
1.125% 2/15/31	61,339,000	53,242,731
1.25% 5/31/28	95,952,000	87,323,814
1.375% 11/15/31	41,623,000	36,511,175
1.5% 1/31/27	32,740,000	30,836,988
1.75% 1/31/29	29,322,000	27,323,293
1.875% 2/28/29	553,000	519,518
1.875% 2/15/32	40,320,000	36,977,851
2.125% 5/31/26	21,170,000	20,627,519
2.5% 3/31/27 (d)	40,000,000	39,409,375
2.75% 4/30/27	700,000	697,430
2.875% 4/30/29	5,411,700	5,409,163
2.875% 5/15/32	3,885,400	3,890,257
TOTAL U.S. TREASURY OBLIGATIONS (Cost $673,571,318)		596,495,809

U.S. Government Agency - Mortgage Securities - 13.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.5%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (c)(e)	3,133	3,205
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(e)	734	749
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (c)(e)	5,714	5,841
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(e)	541	557
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(e)	1,874	1,941
12 month U.S. LIBOR + 1.550% 2.172% 5/1/44 (c)(e)	796	817
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(e)	5,824	5,966
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (c)(e)	33	34
12 month U.S. LIBOR + 1.570% 2.149% 4/1/44 (c)(e)	2,723	2,779
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (c)(e)	1,181	1,207
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (c)(e)	845	861
12 month U.S. LIBOR + 1.620% 1.93% 5/1/35 (c)(e)	1,697	1,748
12 month U.S. LIBOR + 1.620% 2.002% 3/1/33 (c)(e)	7,417	7,585
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(e)	713	735
12 month U.S. LIBOR + 1.630% 2.164% 11/1/36 (c)(e)	2,931	3,018
12 month U.S. LIBOR + 1.640% 2.05% 5/1/36 (c)(e)	1,288	1,330
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (c)(e)	12,690	13,110
12 month U.S. LIBOR + 1.680% 2.011% 7/1/43 (c)(e)	16,885	17,427
12 month U.S. LIBOR + 1.700% 2.379% 6/1/42 (c)(e)	9,690	10,038
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (c)(e)	6,235	6,408
12 month U.S. LIBOR + 1.730% 2.377% 5/1/36 (c)(e)	2,936	3,041
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(e)	2,207	2,292
12 month U.S. LIBOR + 1.750% 2.134% 7/1/35 (c)(e)	4,719	4,847
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (c)(e)	19,456	20,028
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(e)	6,473	6,728
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (c)(e)	46,108	47,776
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (c)(e)	30,231	31,189
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(e)	1,245	1,280
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(e)	8,160	8,511
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(e)	3,377	3,508
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(e)	16,618	17,176
12 month U.S. LIBOR + 1.820% 2.292% 2/1/35 (c)(e)	2,095	2,157
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(e)	3,146	3,187
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (c)(e)	10,161	10,489
12 month U.S. LIBOR + 1.890% 2.535% 8/1/35 (c)(e)	10,968	11,348
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(e)	2,299	2,395
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (c)(e)	2,498	2,565
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (c)(e)	204	210
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (c)(e)	582	597
6 month U.S. LIBOR + 1.550% 1.948% 9/1/33 (c)(e)	15,495	15,928
6 month U.S. LIBOR + 1.960% 2.444% 9/1/35 (c)(e)	327	339
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.294% 7/1/36 (c)(e)	1,583	1,630
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(e)	650	673
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(e)	1,806	1,874
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (c)(e)	1,350	1,400
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.667% 7/1/34 (c)(e)	2,257	2,341
1.5% 11/1/40 to 10/1/51	2,223,425	1,930,569
2% 12/1/36 to 3/1/52	15,558,766	13,895,660
2.5% 5/1/31 to 3/1/52	17,617,884	16,485,603
3% 8/1/32 to 2/1/52	18,142,569	17,550,690
3.5% 5/1/36 to 3/1/52	7,458,092	7,415,441
4% 3/1/36 to 4/1/49	4,127,148	4,201,082
4.5% to 4.5% 6/1/24 to 2/1/49	1,788,124	1,859,154
5% 3/1/23 to 2/1/49	602,511	636,183
5.237% 8/1/41 (c)	35,616	37,411
5.5% 12/1/23 to 8/1/25	1,930	1,963
6% to 6% 9/1/29 to 7/1/41	361,185	395,741
6.5% 12/1/23 to 8/1/36	275,440	302,565
6.637% 2/1/39 (c)	22,682	24,058
7% to 7% 4/1/23 to 6/1/32	7,951	8,656
7.5% 3/1/26 to 11/1/31	6,213	6,721
TOTAL FANNIE MAE		65,040,362
Freddie Mac - 2.1%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(e)	5,110	5,173
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (c)(e)	3,269	3,325
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (c)(e)	1,704	1,739
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (c)(e)	5,557	5,733
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (c)(e)	10,802	11,035
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (c)(e)	20,445	21,005
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (c)(e)	5,339	5,536
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(e)	64,621	66,779
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(e)	1,140	1,180
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(e)	4,910	5,075
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (c)(e)	36,744	38,009
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(e)	1,221	1,265
12 month U.S. LIBOR + 1.900% 2.188% 10/1/42 (c)(e)	26,950	27,911
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(e)	3,244	3,381
12 month U.S. LIBOR + 1.910% 2.295% 6/1/41 (c)(e)	12,650	13,194
12 month U.S. LIBOR + 1.910% 2.434% 5/1/41 (c)(e)	9,967	10,391
12 month U.S. LIBOR + 1.910% 2.729% 5/1/41 (c)(e)	9,697	10,070
12 month U.S. LIBOR + 2.020% 2.931% 4/1/38 (c)(e)	982	1,010
12 month U.S. LIBOR + 2.030% 2.275% 3/1/33 (c)(e)	59	61
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (c)(e)	10,759	11,191
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(e)	2,236	2,309
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (c)(e)	86	89
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (c)(e)	1,903	1,964
6 month U.S. LIBOR + 1.660% 2.165% 1/1/37 (c)(e)	2,608	2,679
6 month U.S. LIBOR + 1.880% 2.335% 10/1/36 (c)(e)	25,491	26,287
6 month U.S. LIBOR + 1.990% 2.435% 10/1/35 (c)(e)	9,782	10,117
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (c)(e)	3,048	3,155
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (c)(e)	3,700	3,830
6 month U.S. LIBOR + 2.020% 2.169% 6/1/37 (c)(e)	4,415	4,595
6 month U.S. LIBOR + 2.680% 3.238% 10/1/35 (c)(e)	2,508	2,610
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.417% 6/1/33 (c)(e)	16,840	17,417
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.069% 4/1/34 (c)(e)	4,560	4,718
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.51% 6/1/33 (c)(e)	4,520	4,672
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.517% 3/1/35 (c)(e)	8,481	8,800
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (c)(e)	12,495	13,044
1.5% 12/1/40 to 4/1/41	254,282	222,539
2% 4/1/41 to 2/1/52	13,864,224	12,360,526
2.5% 1/1/31 to 1/1/52	9,679,926	9,027,076
3% 6/1/31 to 3/1/52	5,671,159	5,465,591
3.5% 3/1/32 to 3/1/52 (f)	6,238,306	6,238,738
3.5% 8/1/47	352,470	350,888
4% 1/1/36 to 2/1/50	3,652,546	3,731,236
4% 4/1/48	1,168	1,187
4.5% 7/1/25 to 10/1/48	1,105,646	1,152,419
5% 8/1/33 to 7/1/41	310,280	329,744
6% 1/1/24 to 12/1/37	41,140	44,165
6.5% 1/1/32 to 9/1/39	50,208	55,726
7% 8/1/26 to 9/1/36	14,717	16,307
7.5% 1/1/27	27	29
8% 7/1/24 to 8/1/30	201	223
8.5% 8/1/27	145	157
TOTAL FREDDIE MAC		39,345,900
Ginnie Mae - 3.1%
3.5% 11/20/41 to 5/20/50	1,672,519	1,676,538
4% 8/15/39 to 6/20/49	4,089,860	4,169,504
4.5% 6/20/33 to 6/20/41	788,534	822,916
5.5% 10/15/35 to 9/15/39	24,643	26,439
7% to 7% 4/15/28 to 8/15/32	6,535	7,112
7.5% to 7.5% 11/15/22 to 1/15/31	1,793	1,921
8% 12/15/23 to 7/15/27	583	601
8.5% 8/15/29 to 7/15/30	83	91
2% 6/1/52 (f)	1,850,000	1,682,777
2% 6/1/52 (f)	1,900,000	1,728,258
2% 6/1/52 (f)	3,600,000	3,274,594
2% 6/1/52 (f)	700,000	636,727
2% 6/1/52 (f)	2,050,000	1,864,699
2% 6/1/52 (f)	1,950,000	1,773,738
2% 7/1/52 (f)	6,800,000	6,176,312
2% 7/1/52 (f)	850,000	772,039
2% 7/1/52 (f)	850,000	772,039
2% 7/1/52 (f)	850,000	772,039
2% 7/1/52 (f)	2,200,000	1,998,219
2% 7/1/52 (f)	1,100,000	999,109
2% 7/1/52 (f)	1,100,000	999,109
2.5% 7/20/51 to 12/20/51	365,740	344,538
2.5% 6/1/52 (f)	850,000	796,756
2.5% 6/1/52 (f)	1,500,000	1,406,040
2.5% 6/1/52 (f)	1,450,000	1,359,172
2.5% 6/1/52 (f)	1,450,000	1,359,172
2.5% 6/1/52 (f)	600,000	562,416
2.5% 6/1/52 (f)	2,400,000	2,249,664
2.5% 7/1/52 (f)	4,150,000	3,884,047
2.5% 7/1/52 (f)	1,475,000	1,380,474
2.5% 7/1/52 (f)	725,000	678,538
2.5% 7/1/52 (f)	1,000,000	935,915
2.5% 7/1/52 (f)	1,000,000	935,915
3% 5/15/42 to 10/20/51	3,366,838	3,261,552
3% 6/1/52 (f)	1,250,000	1,205,859
3% 6/1/52 (f)	950,000	916,453
3% 6/1/52 (f)	1,000,000	964,688
3% 6/1/52 (f)	1,000,000	964,688
3.5% 6/1/52 (f)	825,000	817,266
3.5% 6/1/52 (f)	550,000	544,844
3.5% 6/1/52 (f)	1,100,000	1,089,688
3.5% 6/1/52 (f)	425,000	421,016
5% 9/20/33 to 4/20/48	451,236	477,716
5.47% 8/20/59 (c)(g)	172	165
6% 11/20/31 to 5/15/40	264,582	287,741
6.5% 3/20/31 to 9/15/34	801	873
TOTAL GINNIE MAE		56,999,977
Uniform Mortgage Backed Securities - 4.8%
1.5% 6/1/37 (f)	1,150,000	1,061,863
1.5% 6/1/37 (f)	2,050,000	1,892,887
1.5% 6/1/52 (f)	500,000	424,180
1.5% 6/1/52 (f)	2,800,000	2,375,406
1.5% 6/1/52 (f)	1,400,000	1,187,703
1.5% 6/1/52 (f)	1,400,000	1,187,703
1.5% 7/1/52 (f)	950,000	809,652
2% 6/1/37 (f)	2,150,000	2,032,590
2% 6/1/37 (f)	2,150,000	2,032,590
2% 6/1/37 (f)	2,150,000	2,032,590
2% 6/1/37 (f)	1,000,000	945,391
2% 6/1/37 (f)	1,050,000	992,660
2% 6/1/37 (f)	1,000,000	945,391
2% 6/1/52 (f)	1,250,000	1,109,082
2% 6/1/52 (f)	1,550,000	1,375,262
2% 6/1/52 (f)	4,000,000	3,549,062
2% 6/1/52 (f)	300,000	266,180
2% 6/1/52 (f)	600,000	532,359
2% 7/1/52 (f)	5,550,000	4,916,953
2% 7/1/52 (f)	4,750,000	4,208,203
2% 7/1/52 (f)	2,500,000	2,214,844
2% 7/1/52 (f)	1,250,000	1,107,422
2% 7/1/52 (f)	1,750,000	1,550,391
2% 7/1/52 (f)	1,550,000	1,373,203
2.5% 6/1/37 (f)	750,000	726,152
2.5% 6/1/37 (f)	550,000	532,512
2.5% 6/1/52 (f)	1,100,000	1,012,257
2.5% 6/1/52 (f)	4,600,000	4,233,075
2.5% 6/1/52 (f)	6,200,000	5,705,448
2.5% 6/1/52 (f)	3,550,000	3,266,829
2.5% 6/1/52 (f)	1,850,000	1,702,432
2.5% 7/1/52 (f)	6,450,000	5,925,429
2.5% 7/1/52 (f)	2,300,000	2,112,944
2.5% 7/1/52 (f)	2,900,000	2,664,146
3% 6/1/52 (f)	1,050,000	1,001,191
3% 7/1/52 (f)	950,000	904,096
3.5% 6/1/52 (f)	4,800,000	4,705,875
3.5% 6/1/52 (f)	2,800,000	2,745,094
3.5% 6/1/52 (f)	450,000	441,176
3.5% 7/1/52 (f)	2,250,000	2,201,133
4% 6/1/52 (f)	1,000,000	1,000,391
4% 6/1/52 (f)	2,100,000	2,100,821
4% 6/1/52 (f)	600,000	600,235
4% 6/1/52 (f)	600,000	600,235
4% 7/1/52 (f)	1,250,000	1,247,217
4.5% 6/1/52 (f)	600,000	610,547
4.5% 6/1/52 (f)	700,000	712,305
4.5% 7/1/52 (f)	550,000	557,885
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		87,432,992
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $248,726,459)		248,819,231

Asset-Backed Securities - 5.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	347,980	240,150
Series 2019-1 Class A, 3.844% 5/15/39 (b)	567,659	348,730
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,053,326	810,640
Class B, 4.458% 10/16/39 (b)	220,258	142,045
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,360,270	1,150,626
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,436,503	2,110,252
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	456,000	448,700
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(e)	365,000	357,012
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (b)(c)(e)	869,000	840,748
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (b)(c)(e)	1,972,000	1,899,320
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 0% 7/20/35 (b)(c)(e)(f)	1,188,000	1,172,748
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (b)(c)(e)	992,000	959,376
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 2.296% 4/30/31 (b)(c)(e)	1,700,000	1,663,885
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	412,170	348,055
Class B, 4.335% 1/16/40 (b)	160,110	72,839
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (b)(c)(e)	1,101,000	1,083,421
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (b)(c)(e)	657,000	635,739
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (b)(c)(e)	1,286,000	1,254,280
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (b)(c)(e)	1,808,000	1,753,107
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (b)(c)(e)	1,398,000	1,351,793
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (b)(c)(e)	460,000	451,845
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (b)(c)(e)	860,000	835,603
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (b)(c)(e)	1,437,000	1,393,705
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (b)(c)(e)	1,680,000	1,654,210
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (b)(c)(e)	1,857,000	1,808,023
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (b)(c)(e)	1,299,000	1,259,230
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,128,745	1,845,258
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (b)(c)(e)	1,382,883	1,364,227
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	748,706	647,888
Class B, 5.095% 4/15/39 (b)	488,890	394,792
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	376,744	339,243
Series 2021-1A Class A, 3.474% 1/15/46 (b)	390,293	350,634
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(e)	1,037,000	1,010,920
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (b)(c)(e)	1,721,000	1,666,139
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(e)	838,000	810,708
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (b)(c)(e)	1,199,000	1,158,769
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (b)(c)(e)	1,364,000	1,316,004
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (b)(c)(e)	1,620,000	1,570,405
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (b)(c)(e)	2,220,000	2,168,569
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	457,685	448,255
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(e)	969,000	939,362
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(e)	875,000	852,232
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (b)(c)(e)	1,259,000	1,239,661
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (b)(c)(e)	900,000	879,505
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (b)(c)(e)	1,156,000	1,120,507
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (b)(c)(e)	707,000	684,706
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(e)	610,000	597,453
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (b)(c)(e)	1,578,000	1,532,609
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (b)(c)(e)	350,000	342,208
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)	454,621	442,547
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (b)(c)(e)	902,000	873,438
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (b)(c)(e)	1,250,000	1,218,291
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(e)	1,956,000	1,911,777
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	380,274	335,709
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	485,858	432,412
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (b)(c)(e)	960,000	926,634
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(e)	2,253,000	2,177,347
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (b)(c)(e)	820,000	805,090
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (b)(c)(e)	911,351	902,112
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (b)(c)(e)	1,690,000	1,651,181
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (b)(c)(e)	1,540,000	1,486,406
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (b)(c)(e)	923,000	895,388
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (b)(c)(e)	364,000	355,545
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (b)(c)(e)	305,000	295,533
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(e)	1,565,000	1,520,183
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (b)(c)(e)	1,158,000	1,124,368
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (b)(c)(e)	1,132,000	1,096,564
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (b)(c)(e)	1,480,000	1,449,305
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	191,815	191,255
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (b)(c)(e)	1,391,000	1,370,682
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (b)(c)(e)	500,000	485,959
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,928,070	1,890,266
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	946,220	851,236
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,123,000	1,029,352
Class A2II, 4.008% 12/5/51 (b)	1,004,000	865,679
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	420,313	393,438
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	909,584	786,621
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (b)(c)(e)	1,717,000	1,679,633
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(e)	1,862,000	1,807,740
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	1,022,138	889,508
Class B, 4.335% 3/15/40 (b)	233,783	157,268
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,181,488
1.884% 7/15/50 (b)	498,000	464,690
2.328% 7/15/52 (b)	381,000	343,276
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(e)	1,936,000	1,879,617
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 2.3343% 4/18/33 (b)(c)(e)	3,000,000	2,955,615
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (b)(c)(e)	1,453,000	1,405,077
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (b)(c)(e)	1,903,000	1,859,414
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	805,809	703,914
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,439,444	1,235,590
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6585% 3/25/58 (b)(c)	226,922	223,990
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (b)(c)(e)	1,290,000	1,268,417
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (b)(c)(e)	851,000	828,684
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(e)	1,736,000	1,678,684
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (b)(c)(e)	860,000	834,126
TOTAL ASSET-BACKED SECURITIES (Cost $103,431,192)		98,487,185

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	630,680	608,224
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	617,295	609,033
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	859,696	848,234
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	422,100	408,077
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	532,216	523,046
TOTAL PRIVATE SPONSOR		2,996,614
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.39% 4/25/24 (c)(e)	4,741	4,701
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.9857% 8/25/31 (c)(e)	3,061	3,117
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.8057% 2/25/32 (c)(e)	321	326
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.9356% 3/18/32 (c)(e)	606	617
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.0057% 4/25/32 (c)(e)	1,317	1,345
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.0057% 10/25/32 (c)(e)	894	911
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.7557% 1/25/32 (c)(e)	318	322
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 1.4557% 11/25/32 (c)(e)	21,662	21,720
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.0057% 11/25/32 (c)(e)	1,290	1,317
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.0943% 12/25/33 (c)(h)(i)	11,869	2,259
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.6743% 11/25/36 (c)(h)(i)	8,264	1,128
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.9357% 6/25/36 (c)(e)	242,551	246,961
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	16	16
Series 1993-207 Class H, 6.5% 11/25/23	1,187	1,207
Series 1996-28 Class PK, 6.5% 7/25/25	476	485
Series 1999-17 Class PG, 6% 4/25/29	3,690	3,878
Series 1999-32 Class PL, 6% 7/25/29	4,071	4,290
Series 1999-33 Class PK, 6% 7/25/29	3,114	3,280
Series 2001-52 Class YZ, 6.5% 10/25/31	529	554
Series 2003-28 Class KG, 5.5% 4/25/23	1,104	1,110
Series 2003-70 Class BJ, 5% 7/25/33	19,533	19,654
Series 2005-64 Class PX, 5.5% 6/25/35	27,818	28,441
Series 2005-68 Class CZ, 5.5% 8/25/35	271,338	287,200
Series 2005-81 Class PC, 5.5% 9/25/35	6,869	7,329
Series 2006-12 Class BO 10/25/35 (j)	9,880	8,720
Series 2006-15 Class OP 3/25/36 (j)	11,537	9,792
Series 2006-45 Class OP 6/25/36 (j)	3,565	2,957
Series 2006-62 Class KP 4/25/36 (j)	5,910	5,025
Series 2010-118 Class PB, 4.5% 10/25/40	197,173	202,969
Series 2012-149:
Class DA, 1.75% 1/25/43	67,688	64,170
Class GA, 1.75% 6/25/42	73,494	69,530
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	774	821
Series 1999-25 Class Z, 6% 6/25/29	3,513	3,666
Series 2001-20 Class Z, 6% 5/25/31	4,244	4,487
Series 2001-31 Class ZC, 6.5% 7/25/31	2,131	2,248
Series 2002-16 Class ZD, 6.5% 4/25/32	1,480	1,549
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 6.5443% 11/25/32 (c)(h)(i)	4,514	333
Series 2003-117 Class MD, 5% 12/25/23	10,789	10,879
Series 2004-52 Class KZ, 5.5% 7/25/34	94,754	96,935
Series 2004-91 Class Z, 5% 12/25/34	207,015	208,343
Series 2005-117 Class JN, 4.5% 1/25/36	24,170	24,922
Series 2005-14 Class ZB, 5% 3/25/35	64,637	65,034
Series 2006-72 Class CY, 6% 8/25/26	35,228	36,668
Series 2009-59 Class HB, 5% 8/25/39	113,841	119,144
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	6,260	277
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.6343% 12/25/36 (c)(h)(i)	5,709	979
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.4343% 5/25/37 (c)(h)(i)	2,895	480
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.9551% 9/25/23 (c)(i)	57	59
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.0943% 3/25/33 (c)(h)(i)	714	120
Series 2005-72 Class ZC, 5.5% 8/25/35	45,989	48,109
Series 2005-79 Class ZC, 5.9% 9/25/35	25,763	27,450
Series 2007-66 Class SA, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (c)(i)	3,937	6,377
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.3443% 3/25/38 (c)(h)(i)	19,450	2,783
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.0443% 12/25/40 (c)(h)(i)	19,890	2,395
Class ZA, 4.5% 12/25/40	7,993	8,623
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	63,542	2,297
Series 2010-150 Class ZC, 4.75% 1/25/41	81,374	86,015
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.9257% 3/25/36 (c)(e)	166,426	170,296
Series 2010-95 Class ZC, 5% 9/25/40	188,703	199,742
Series 2011-39 Class ZA, 6% 11/25/32	14,134	15,119
Series 2011-4 Class PZ, 5% 2/25/41	25,388	26,269
Series 2011-67 Class AI, 4% 7/25/26 (h)	17,856	632
Series 2011-83 Class DI, 6% 9/25/26 (h)	144	1
Series 2012-100 Class WI, 3% 9/25/27 (h)	45,851	2,709
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.6443% 12/25/30 (c)(h)(i)	7,571	201
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.5443% 6/25/41 (c)(h)(i)	6,035	158
Series 2013-133 Class IB, 3% 4/25/32 (h)	17,689	666
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.0443% 1/25/44 (c)(h)(i)	12,759	2,119
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.7143% 6/25/35 (c)(h)(i)	16,347	1,994
Series 2015-42 Class IL, 6% 6/25/45 (h)	83,719	15,757
Series 2015-70 Class JC, 3% 10/25/45	91,500	90,375
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	45,701	8,797
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 5.1943% 10/25/47 (c)(h)(i)	365,898	56,500
Series 2018-45 Class GI, 4% 6/25/48 (h)	498,154	97,846
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	3,027	528
Series 343 Class 16, 5.5% 5/25/34 (h)	2,698	437
Series 348 Class 14, 6.5% 8/25/34 (c)(h)	1,894	395
Series 351 Class 13, 6% 3/25/34 (h)	1,741	310
Series 384 Class 6, 5% 7/25/37 (h)	11,656	2,075
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.6747% 1/15/32 (c)(e)	238	241
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (c)(e)	372	379
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.8747% 3/15/32 (c)(e)	354	361
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.7747% 6/15/31 (c)(e)	644	654
Class FG, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (c)(e)	208	211
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.2747% 11/15/32 (c)(e)	4,941	4,959
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.7747% 2/15/33 (c)(e)	67,976	69,292
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.2747% 3/15/34 (c)(e)	95,050	95,567
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.1247% 5/15/37 (c)(e)	14,640	14,585
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	4,714	4,973
Series 2101 Class PD, 6% 11/15/28	2,136	2,255
Series 2121 Class MG, 6% 2/15/29	1,839	1,939
Series 2131 Class BG, 6% 3/15/29	13,426	14,173
Series 2137 Class PG, 6% 3/15/29	2,055	2,169
Series 2154 Class PT, 6% 5/15/29	3,567	3,767
Series 2162 Class PH, 6% 6/15/29	734	773
Series 2520 Class BE, 6% 11/15/32	5,779	6,205
Series 2693 Class MD, 5.5% 10/15/33	13,027	13,366
Series 2802 Class OB, 6% 5/15/34	13,937	14,745
Series 2996 Class MK, 5.5% 6/15/35	4,105	4,329
Series 3002 Class NE, 5% 7/15/35	14,291	14,951
Series 3110 Class OP 9/15/35 (j)	4,617	4,285
Series 3119 Class PO 2/15/36 (j)	13,694	11,508
Series 3123 Class LO 3/15/36 (j)	7,732	6,534
Series 3189 Class PD, 6% 7/15/36	11,992	12,975
Series 3258 Class PM, 5.5% 12/15/36	5,277	5,628
Series 3415 Class PC, 5% 12/15/37	41,348	42,915
Series 3806 Class UP, 4.5% 2/15/41	25,398	25,864
Series 3832 Class PE, 5% 3/15/41	52,441	54,766
Series 3857 Class ZP, 5% 5/15/41	295,141	307,272
Series 4135 Class AB, 1.75% 6/15/42	55,188	52,533
Series 4765 Class PE, 3% 12/15/41	3,869	3,865
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	7,266	7,588
Series 2004-2862 Class NE, 5% 9/15/24	21,323	21,503
Series 2135 Class JE, 6% 3/15/29	914	965
Series 2145 Class MZ, 6.5% 4/15/29	13,207	13,961
Series 2274 Class ZM, 6.5% 1/15/31	1,285	1,353
Series 2281 Class ZB, 6% 3/15/30	2,607	2,745
Series 2303 Class ZV, 6% 4/15/31	7,659	8,106
Series 2357 Class ZB, 6.5% 9/15/31	20,918	22,410
Series 2502 Class ZC, 6% 9/15/32	2,484	2,665
Series 2519 Class ZD, 5.5% 11/15/32	3,690	3,923
Series 2546 Class MJ, 5.5% 3/15/23	261	263
Series 2601 Class TB, 5.5% 4/15/23	136	137
Series 2877 Class ZD, 5% 10/15/34	258,610	260,323
Series 2998 Class LY, 5.5% 7/15/25	4,751	4,884
Series 3007 Class EW, 5.5% 7/15/25	11,881	12,171
Series 3871 Class KB, 5.5% 6/15/41	69,820	75,466
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.7253% 2/15/36 (c)(h)(i)	3,753	493
Series 2013-4281 Class AI, 4% 12/15/28 (h)	17,525	526
Series 2017-4683 Class LM, 3% 5/15/47	120,335	118,599
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 5.3253% 8/15/47 (c)(h)(i)	187,319	27,420
Series 2933 Class ZM, 5.75% 2/15/35	58,230	62,943
Series 2935 Class ZK, 5.5% 2/15/35	47,908	51,363
Series 2947 Class XZ, 6% 3/15/35	23,572	25,418
Series 2996 Class ZD, 5.5% 6/15/35	39,333	42,076
Series 3237 Class C, 5.5% 11/15/36	56,870	59,880
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.7853% 11/15/36 (c)(h)(i)	17,627	2,722
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.8753% 3/15/37 (c)(h)(i)	26,186	4,589
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.8853% 4/15/37 (c)(h)(i)	37,585	5,966
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.7053% 6/15/37 (c)(h)(i)	12,339	1,733
Series 3843 Class PZ, 5% 4/15/41	296,165	313,884
Series 3949 Class MK, 4.5% 10/15/34	9,973	10,277
Series 4055 Class BI, 3.5% 5/15/31 (h)	19,409	747
Series 4314 Class AI, 5% 3/15/34 (h)	6,827	305
Series 4427 Class LI, 3.5% 2/15/34 (h)	48,587	3,868
Series 4471 Class PA 4% 12/15/40	52,127	52,702
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2,005	2,083
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.4541% 2/15/24 (c)(e)	330	330
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,552	1,632
Series 2056 Class Z, 6% 5/15/28	3,644	3,839
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	252,456	253,235
Series 4386 Class AZ, 4.5% 11/15/40	114,269	117,258
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	50,071	50,121
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.8153% 6/16/37 (c)(h)(i)	7,214	1,075
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.4273% 7/20/37 (c)(e)	51,530	52,070
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.4073% 1/20/38 (c)(e)	13,397	13,524
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.7873% 8/20/38 (c)(e)	73,645	75,054
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.8273% 9/20/38 (c)(e)	56,607	57,760
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.4747% 11/16/39 (c)(e)	63,662	64,574
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.4047% 12/16/39 (c)(e)	40,849	41,336
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.248% 3/20/60 (c)(e)(g)	93,201	92,913
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 7/20/60 (c)(e)(g)	578,920	574,203
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.7376% 9/20/60 (c)(e)(g)	695,413	689,602
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.7376% 8/20/60 (c)(e)(g)	590,908	586,106
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.8176% 12/20/60 (c)(e)(g)	296,965	294,959
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 12/20/60 (c)(e)(g)	312,588	311,265
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 2/20/61 (c)(e)(g)	325,204	323,868
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.9276% 2/20/61 (c)(e)(g)	456,025	454,117
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 4/20/61 (c)(e)(g)	269,371	268,187
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (c)(e)(g)	428,944	427,161
Class FC, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (c)(e)(g)	315,329	313,964
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.9676% 6/20/61 (c)(e)(g)	368,698	367,342
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.9876% 9/20/61 (c)(e)(g)	126,004	125,579
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 10/20/61 (c)(e)(g)	407,237	406,201
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 1.3273% 8/20/42 (c)(e)	54,491	54,536
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 11/20/61 (c)(e)(g)	397,191	396,849
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 1/20/62 (c)(e)(g)	245,595	245,365
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 1/20/62 (c)(e)(g)	349,425	348,708
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 3/20/62 (c)(e)(g)	230,158	229,954
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.0876% 5/20/61 (c)(e)(g)	2,847	2,842
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.0376% 8/20/63 (c)(e)(g)	31,382	31,316
Class FD, 1 month U.S. LIBOR + 0.600% 1.0376% 8/20/63 (c)(e)(g)	70,744	70,597
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 1/20/64 (c)(e)(g)	35,384	35,301
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.0376% 12/20/63 (c)(e)(g)	152,492	152,142
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.9376% 6/20/64 (c)(e)(g)	105,342	104,913
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.7376% 3/20/65 (c)(e)(g)	433	430
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.7176% 5/20/63 (c)(e)(g)	7,618	7,535
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.6376% 4/20/63 (c)(e)(g)	5,490	5,431
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.8376% 12/20/62 (c)(e)(g)	2,875	2,852
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.1454% 12/20/40 (c)(i)	70,519	68,273
Series 2010-31 Class BP, 5% 3/20/40	301,541	315,772
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	24,259	1,660
Series 2011-68 Class EC, 3.5% 4/20/41	33,512	33,639
Series 2016-69 Class WA, 3% 2/20/46	58,611	57,302
Series 2017-134 Class BA, 2.5% 11/20/46	80,702	77,901
Series 2017-153 Class GA, 3% 9/20/47	157,977	152,303
Series 2017-182 Class KA, 3% 10/20/47	123,378	119,115
Series 2018-13 Class Q, 3% 4/20/47	159,407	155,902
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	20,546	21,157
Series 2010-160 Class DY, 4% 12/20/40	144,825	144,881
Series 2010-170 Class B, 4% 12/20/40	32,358	32,375
Series 2011-69 Class GX, 4.5% 5/16/40	425,997	430,674
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	2,534	2,528
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	560,967	557,591
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	137,534	137,713
Series 2017-139 Class BA, 3% 9/20/47	275,031	269,051
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	710,040	705,497
Series 2004-22 Class M1, 5.5% 4/20/34	78,537	90,769
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.6253% 5/16/34 (c)(h)(i)	4,285	507
Series 2010-116 Class QB, 4% 9/16/40	11,192	11,343
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.0753% 2/16/40 (c)(h)(i)	28,553	2,846
Series 2010-169 Class Z, 4.5% 12/20/40	364,526	354,577
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 5/20/60 (c)(e)(g)	43,852	43,522
Series 2010-H16 Class BA, 3.55% 7/20/60 (g)	61,611	61,573
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	7,610	7,759
Series 2010-H28 Class KA, 3.75% 12/20/60 (g)(k)	4	4
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.1727% 7/20/41 (c)(h)(i)	13,468	1,958
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.8253% 6/16/42 (c)(h)(i)	15,669	2,183
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 7.4303% 4/20/39 (c)(i)	4,917	4,928
Series 2013-149 Class MA, 2.5% 5/20/40	131,656	129,574
Series 2013-H01 Class FA, 1.65% 1/20/63 (g)	168	165
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	587	578
Series 2013-H08 Class MA, 3% 3/20/63 (g)	3,733	3,627
Series 2014-2 Class BA, 3% 1/20/44	293,886	283,880
Series 2014-21 Class HA, 3% 2/20/44	107,699	104,348
Series 2014-25 Class HC, 3% 2/20/44	186,286	179,714
Series 2014-5 Class A, 3% 1/20/44	164,197	158,656
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	1,326	1,294
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	38,146	37,248
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.17% 5/20/66 (c)(e)(g)	1,046,433	1,041,234
Series 2017-186 Class HK, 3% 11/16/45	157,353	152,637
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.02% 8/20/66 (c)(e)(g)	1,244,833	1,235,854
Series 2090-118 Class XZ, 5% 12/20/39	1,110,679	1,174,727
TOTAL U.S. GOVERNMENT AGENCY		20,508,231
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,647,816)		23,504,845

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(e)	1,005,000	980,695
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.332% 1/15/39 (b)(c)(e)	190,000	184,632
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.932% 1/15/39 (b)(c)(e)	136,000	131,467
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,447,379
Class ANM, 3.112% 11/5/32 (b)	778,000	748,122
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	125,002
Class CNM, 3.7186% 11/5/32 (b)(c)	100,000	93,006
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	123,741
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	151,441
Series 2019-B12 Class XA, 1.0419% 8/15/52 (c)(h)	7,931,040	395,469
Series 2019-B14 Class XA, 0.7808% 12/15/62 (c)(h)	4,554,547	172,685
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (b)(c)(e)	760,000	750,713
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(e)	3,387,000	3,297,474
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.2287% 4/15/37 (b)(c)(e)	900,000	880,528
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(e)	1,794,000	1,705,806
Class B, 1 month U.S. LIBOR + 0.890% 1.7738% 10/15/36 (b)(c)(e)	268,000	253,081
Class C, 1 month U.S. LIBOR + 1.090% 1.9736% 10/15/36 (b)(c)(e)	359,000	335,530
Class D, 1 month U.S. LIBOR + 1.290% 2.1733% 10/15/36 (b)(c)(e)	349,000	322,899
Class E, 1 month U.S. LIBOR + 1.940% 2.8225% 10/15/36 (b)(c)(e)	1,213,000	1,130,298
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(e)	2,409,442	2,326,491
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.1083% 2/15/39 (b)(c)(e)	725,758	699,466
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.3577% 2/15/39 (b)(c)(e)	725,758	695,835
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.7568% 2/15/39 (b)(c)(e)	725,758	694,890
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.5% 9/15/37 (b)(c)(e)	220,695	184,281
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.175% 4/15/34 (b)(c)(e)	614,000	594,340
Class C, 1 month U.S. LIBOR + 1.600% 2.475% 4/15/34 (b)(c)(e)	406,000	392,511
Class D, 1 month U.S. LIBOR + 1.900% 2.775% 4/15/34 (b)(c)(e)	426,000	411,035
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.955% 10/15/36 (b)(c)(e)	534,650	526,285
Class C, 1 month U.S. LIBOR + 1.250% 2.125% 10/15/36 (b)(c)(e)	672,350	660,145
Class D, 1 month U.S. LIBOR + 1.450% 2.325% 10/15/36 (b)(c)(e)	952,850	933,738
Class E, 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (b)(c)(e)	4,313,750	4,194,780
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (b)(c)(e)	1,823,000	1,784,324
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 2.736% 4/15/37 (b)(c)(e)	929,000	905,481
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 2.64% 4/15/37 (b)(c)(e)	210,000	202,393
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 3.189% 4/15/37 (b)(c)(e)	176,000	168,568
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(e)	814,000	797,167
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,875,963	1,691,161
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(e)	580,000	564,575
Class B, 1 month U.S. LIBOR + 1.250% 2.1247% 11/15/36 (b)(c)(e)	200,000	194,055
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(e)	1,556,638	1,521,089
Class B, 1 month U.S. LIBOR + 1.500% 2.375% 6/15/34 (b)(c)(e)	306,761	296,593
Class C, 1 month U.S. LIBOR + 1.750% 2.625% 6/15/34 (b)(c)(e)	346,471	333,499
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (b)(c)(e)	117,506	111,709
Class D, 1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (b)(c)(e)	234,000	220,790
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.0202% 4/10/48 (c)(h)	2,758,002	65,463
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	273,000	272,336
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	257,436
Series 2014-CR17 Class XA, 0.9551% 5/10/47 (c)(h)	1,398,527	19,984
Series 2014-LC17 Class XA, 0.7113% 10/10/47 (c)(h)	2,309,601	29,740
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 2.105% 5/15/36 (b)(c)(e)	863,000	845,725
Class C, 1 month U.S. LIBOR + 1.430% 2.305% 5/15/36 (b)(c)(e)	162,000	158,440
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	404,258	376,477
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	581,740
Class B, 4.5349% 4/15/36 (b)	107,000	103,684
Class C, 4.782% 4/15/36 (b)(c)	123,000	118,517
Class D, 4.782% 4/15/36 (b)(c)	245,000	230,814
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 3.125% 12/15/30 (b)(c)(e)	1,296,000	1,270,053
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(e)	2,537,000	2,424,226
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(e)	803,058	784,965
Class B, 1 month U.S. LIBOR + 1.380% 2.255% 7/15/38 (b)(c)(e)	457,186	444,871
Class C, 1 month U.S. LIBOR + 1.700% 2.575% 7/15/38 (b)(c)(e)	336,926	327,649
Class D, 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (b)(c)(e)	677,828	655,771
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.575% 9/15/31 (b)(c)(e)	1,072,188	1,056,904
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.97% 10/15/31 (b)(c)(e)	457,000	445,359
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(e)	1,036,000	1,001,790
Class B, 1 month U.S. LIBOR + 1.150% 2.025% 10/15/36 (b)(c)(e)	160,000	151,439
Class C, 1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (b)(c)(e)	132,000	124,116
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	473,207
Class CFX, 4.9498% 7/5/33 (b)	103,000	101,885
Class DFX, 5.3503% 7/5/33 (b)	159,000	156,464
Class EFX, 5.5422% 7/5/33 (b)	218,000	212,400
Class XAFX, 1.116% 7/5/33 (b)(c)(h)	2,000,000	19,400
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(e)	2,726,000	2,671,442
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (b)(c)(e)	1,630,000	1,595,420
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 2.8931% 5/15/39 (b)(c)(e)	913,000	891,259
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.3419% 5/15/39 (b)(c)(e)	812,000	790,714
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(e)	1,375,175	1,316,638
Class B, 1 month U.S. LIBOR + 0.880% 1.755% 3/15/38 (b)(c)(e)	331,261	315,502
Class C, 1 month U.S. LIBOR + 1.100% 1.975% 3/15/38 (b)(c)(e)	208,390	196,848
Class D, 1 month U.S. LIBOR + 1.400% 2.275% 3/15/38 (b)(c)(e)	289,976	272,000
Class E, 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (b)(c)(e)	253,606	236,691
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.125% 8/15/33 (b)(c)(e)	507,190	500,979
Class C, 1 month U.S. LIBOR + 1.500% 2.375% 8/15/33 (b)(c)(e)	1,221,463	1,202,934
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,698,000	1,647,837
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	385,940
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	246,000	234,166
Class C, 3.1771% 11/10/36 (b)(c)	235,000	220,494
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 2.7273% 12/15/37 (b)(c)(e)	444,000	424,787
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (b)(c)(e)	88,682	87,496
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.7817% 2/15/39 (b)(c)(e)	457,000	437,565
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.4317% 2/15/39 (b)(c)(e)	237,000	227,073
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(e)	1,701,000	1,651,204
Class B, 1 month U.S. LIBOR + 1.070% 1.9545% 11/15/38 (b)(c)(e)	974,000	932,039
Class C, 1 month U.S. LIBOR + 1.320% 2.2037% 11/15/38 (b)(c)(e)	605,000	574,540
Class D, 1 month U.S. LIBOR + 1.570% 2.4529% 11/15/38 (b)(c)(e)	398,000	375,435
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0063% 12/15/50 (c)(h)	1,417,010	56,818
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 1.6331% 4/10/46 (b)(c)(e)	833,718	831,436
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,156,388
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	90,000	74,441
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (b)(c)(e)	953,000	917,258
Series 2017-C42 Class XA, 0.8712% 12/15/50 (c)(h)	3,614,180	143,076
Series 2018-C46 Class XA, 0.9346% 8/15/51 (c)(h)	2,993,461	104,547
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	342,154
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0139% 8/15/47 (c)(h)	880,141	14,992
Series 2014-LC14 Class XA, 1.2421% 3/15/47 (c)(h)	1,171,298	18,220
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $70,981,411)		67,894,357

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	119,082
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,573,799
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,759,197
TOTAL MUNICIPAL SECURITIES (Cost $4,526,844)		4,452,078

Foreign Government and Government Agency Obligations - 0.6%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.5% 7/9/30 (l)	685,010	200,365
1% 7/9/29	75,245	22,273
1.125% 7/9/35 (l)	1,254,989	341,357
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,050,975
5.95% 1/25/27 (b)	2,850,000	2,847,863
6% 7/19/28 (b)	550,000	539,791
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	915,000	863,989
Indonesian Republic 4.2% 10/15/50	2,100,000	1,892,856
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	595,000	580,869
4.5% 4/22/60 (b)	390,000	379,275
State of Qatar 4.4% 4/16/50 (b)	1,390,000	1,407,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,165,692)		10,126,988

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,399,000)	1,400,000	1,396,132

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	401,000	401,000
Regions Bank 6.45% 6/26/37	250,000	287,576
TOTAL BANK NOTES (Cost $698,000)		688,576

Fixed-Income Funds - 18.7%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (m)	5,168,585	40,935,191
Fidelity Floating Rate Central Fund (m)	1,206,041	116,600,084
Fidelity International Credit Central Fund (m)	608,774	54,199,134
Fidelity Specialized High Income Central Fund (m)	1,503,885	132,116,256
TOTAL FIXED-INCOME FUNDS (Cost $373,307,382)		343,850,665

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $361,680)	330,000	335,746

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (n)	81,928,718	81,945,104
Fidelity Securities Lending Cash Central Fund 0.82% (n)(o)	45,613,674	45,618,235
TOTAL MONEY MARKET FUNDS (Cost $127,562,594)		127,563,339

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $2,150,864,118)	2,011,537,730
NET OTHER ASSETS (LIABILITIES) - (9.1)% (p)(q)	(167,322,031)
NET ASSETS - 100.0%	1,844,215,699

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/52	(900,000)	(818,648)
2% 6/1/52	(850,000)	(773,168)
2% 6/1/52	(850,000)	(773,168)
2% 6/1/52	(850,000)	(773,168)
2% 6/1/52	(2,200,000)	(2,001,141)
2% 6/1/52	(1,100,000)	(1,000,570)
2% 6/1/52	(1,100,000)	(1,000,570)
2.5% 6/1/52	(1,475,000)	(1,382,606)
2.5% 6/1/52	(725,000)	(679,586)
2.5% 6/1/52	(1,000,000)	(937,360)
2.5% 6/1/52	(1,000,000)	(937,360)

TOTAL GINNIE MAE		(11,077,345)

Uniform Mortgage Backed Securities
1.5% 6/1/52	(950,000)	(805,941)
2% 6/1/37	(400,000)	(378,156)
2% 6/1/52	(1,250,000)	(1,109,082)
2% 6/1/52	(1,750,000)	(1,552,715)
2% 6/1/52	(1,550,000)	(1,375,262)
2.5% 6/1/37	(600,000)	(580,922)
2.5% 6/1/37	(700,000)	(677,742)
2.5% 6/1/52	(6,450,000)	(5,935,507)
2.5% 6/1/52	(300,000)	(276,070)
2.5% 6/1/52	(2,300,000)	(2,116,537)
2.5% 6/1/52	(2,900,000)	(2,668,677)
3.5% 6/1/52	(700,000)	(686,273)
3.5% 6/1/52	(600,000)	(588,234)
3.5% 6/1/52	(2,250,000)	(2,205,879)
4% 6/1/52	(1,250,000)	(1,250,489)
4.5% 6/1/52	(550,000)	(559,668)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(22,767,154)

TOTAL TBA SALE COMMITMENTS (Proceeds $33,630,687)		(33,844,499)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	66	Sep 2022	7,883,906	35,954	35,954
CBOT 2-Year U.S. Treasury Note Contracts (United States)	17	Sep 2022	3,588,727	1,560	1,560
CBOT 5-Year U.S. Treasury Note Contracts (United States)	61	Sep 2022	6,890,141	13,698	13,698
CBOT Long Term U.S. Treasury Bond Contracts (United States)	57	Sep 2022	7,947,938	85,815	85,815

TOTAL FUTURES CONTRACTS					137,027
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,580,000	14,246	(47)	14,199
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	310,000	2,784	(1,064)	1,720
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	560,000	5,028	(1,732)	3,296
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	300,000	2,694	1,731	4,425
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	10,000	90	27	117
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	170,000	1,526	(211)	1,315
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	270,000	2,424	(1,470)	954
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	80,000	718	433	1,151

TOTAL CREDIT DEFAULT SWAPS						29,510	(2,333)	27,177

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2024	5,671,000	(87,694)	0	(87,694)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	710,000	(3,017)	0	(3,017)
TOTAL INTEREST RATE SWAPS							(90,711)	0	(90,711)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,166,519 or 13.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)	Level 3 security
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)	Includes $462,850 of cash collateral to cover margin requirements for futures contracts.
(q)	Includes $66,457 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	51,429,217	739,916,151	709,400,264	88,360	-	-	81,945,104	0.2%
Fidelity Emerging Markets Debt Central Fund	46,303,339	1,492,250	-	1,492,270	-	(6,860,398)	40,935,191	1.7%
Fidelity Floating Rate Central Fund	107,325,493	13,423,929	-	3,426,544	-	(4,149,338)	116,600,084	3.8%
Fidelity International Credit Central Fund	-	60,673,313	-	953,063	-	(6,474,179)	54,199,134	11.1%
Fidelity Mortgage Backed Securities Central Fund	182,301,525	3,102,558	168,868,079	3,318,553	(9,325,123)	(7,210,881)	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	58,854,720	617,173,549	630,410,034	46,768	-	-	45,618,235	0.1%
Fidelity Specialized High Income Central Fund	127,541,730	22,097,585	-	8,597,597	-	(17,523,059)	132,116,256	37.5%
Total	573,756,024	1,457,879,335	1,508,678,377	17,923,155	(9,325,123)	(42,217,855)	471,414,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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